--------------------------------------------------------------------------------
Flexible Premium

Variable Life Insurance Policy

--------------------------------------------------------------------------------
Supplements to:

Prospectus Portfolio Dated May 1, 2000
Flexible Premium Variable Life Insurance Policy
Issued by
MONY Life Insurance Company of America
MONY America Variable Account L

            --    Supplement dated and effective September 26, 2000
            --    Supplement dated and effective July 10, 2000

--------------------------------------------------------------------------------
Supplement to:

The Universal Institutional Funds, Inc. Value Portfolio Prospectus dated May 1, 2000

            --    Supplement dated September 1, 2000

--------------------------------------------------------------------------------

                      SUPPLEMENT DATED SEPTEMBER 26, 2000
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

                Flexible Premium Variable Life Insurance Policy

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account L

Effective September 26, 2000 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

                             SUPPLEMENT HIGHLIGHTS

The following is a listing of the major changes implemented by this Supplement.

- Addition of the new Strategic Value Subaccount which purchases shares of the Janus Aspen Series Strategic Value Portfolio. (See items 4, 5, 10, and 12)

- Withdrawal of the Value Subaccount for contracts applied for on or after September 26, 2000. (See item 8)

- Crediting of interest on premium held in the general account based on the London Interbank Offered Rate in states where approval has been given for the declaration of interest on a daily basis. (See items 14, 15, 25, and 34)

- Addition of a Maturity Extension Rider. (See item 23)

- Option to defer payment on partial surrenders from the Guaranteed Interest Account for up to 6 months. (See item 37)

- The fee for the transfer of Account Value is corrected to $25 maximum at the Company's option. (See items 2, 29, 32 and 36)

Your Prospectus is updated as follows:

      1. THE TABLE OF CONTENTS IS REVISED TO REFERENCE A NEW PROSPECTUS SECTION ENTITLED "GUARANTEED PAID-UP INSURANCE" AT PAGE 35.

      2. THE TABLE ON PAGE 3 UNDER "TRANSACTION AND OTHER CHARGES" IS AMENDED TO CORRECT THE TRANSFER CHARGE AS FOLLOWS:

           ------------------------------------------------------------------------------------
             -Transfer of Account Value               Maximum of $25(2)
           ------------------------------------------------------------------------------------

       ----------------------
       (2) Currently the Company does not assess a transfer charge. The Company reserves the right to charge up to a maximum of $25 for transfers.

      3. THE TABLE ON PAGE 3 UNDER "TRANSACTION AND OTHER CHARGES" IS AMENDED TO DELETE THE INFORMATION STATING THAT PREMIUM ALLOCATION CHANGES (OVER TWO IN ANY POLICY YEAR) INCUR A CHARGE OF $25.

      4. THE TABLE ON PAGES 5-6 IS AMENDED TO ADD THE INFORMATION ON THE STRATEGIC VALUE PORTFOLIO UNDER THE HEADING "JANUS ASPEN SERIES."

                                                                       DISTRIBUTION     OTHER      TOTAL
                                                     MANAGEMENT FEES   (12b-1) FEES    EXPENSES   EXPENSES
                                                     ---------------   -------------   --------   --------
           Strategic Value Portfolio (Service
             Shares)                                      0.65%            0.25%         0.35%    1.25%(8)

       ----------------------
       (8) Expenses are based on the estimated expenses the new Service Shares Class of the Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.

      5. THE TABLE ON PAGE 10 IS AMENDED TO ADD THE FOLLOWING INFORMATION ON THE STRATEGIC VALUE PORTFOLIO UNDER THE HEADING "JANUS ASPEN SERIES."


           ------------------------------------------------------------------------------------
           PORTFOLIO                                  INVESTMENT ADVISER FEE
           ------------------------------------------------------------------------------------
             Strategic Value Portfolio                Annual rate of 0.65% of the portfolio's
                                                      average daily net assets.
           ------------------------------------------------------------------------------------

      6. THE SECOND SENTENCE IN THE SECOND PARAGRAPH UNDER THE HEADING "PREMIUM FEATURES" ON PAGE 11 IS AMENDED TO READ AS FOLLOWS:

         The policy owner elects to receive a premium notice on an annual, semiannual, quarterly or monthly basis.

      7. THE EIGHTH LINE IN THE "ALLOCATION OPTIONS" SECTION ON PAGE 12 IS CORRECTED BY DELETING "MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC." AND SUBSTITUTING "THE UNIVERSAL INSTITUTIONAL FUNDS, INC."

      8. PAGE 16 IS AMENDED BY THE ADDITION OF A NEW LAST SENTENCE IN THE FIFTH PARAGRAPH UNDER THE HEADING "MONY AMERICA VARIABLE ACCOUNT L" TO READ AS FOLLOWS:

         The subaccount purchasing shares of The Universal Institutional Funds, Inc. Value Portfolio is not available for contracts applied for on or after September 26, 2000.

      9. THE TABLE ON PAGE 21 IS AMENDED TO ADD THE FOLLOWING:


           ------------------------------------------------------------------------------------
           SUBACCOUNT, UNDERLYING MUTUAL FUND AND     INVESTMENT OBJECTIVE
           DESIGNATED PORTFOLIO
           ------------------------------------------------------------------------------------
             STRATEGIC VALUE SUBACCOUNT               Seeks long-term growth of capital by
             Janus Aspen Series                       investing primarily in common stocks with
             Strategic Value Portfolio                the potential for long-term growth of
                                                      capital using a "value" approach. The
                                                      value approach emphasizes investment in
                                                      companies the portfolio manager believes
                                                      are undervalued relative to their
                                                      intrinsic worth.
           ------------------------------------------------------------------------------------

     10. THE SECTION ENTITLED "THE FUNDS" ON PAGE 23 IS AMENDED TO ADD THE STRATEGIC VALUE PORTFOLIO TO THE LISTING IN SECOND LINE IN THE PARENTHESIS AND TO THE LISTING IN THE THIRD LINE.

     11. THE SECOND SENTENCE IN THE PARAGRAPH UNDER THE HEADING "JANUS ASPEN SERIES" ON PAGE 30 IS AMENDED TO READ AS FOLLOWS:

         The shares of the portfolios in the table below can be purchased by the subaccounts available to you.

     12. THE TABLE ON PAGE 30 IS AMENDED BY THE ADDITION OF THE FOLLOWING:


           ------------------------------------------------------------------------------------
           PORTFOLIO                                  INVESTMENT ADVISER FEE
           ------------------------------------------------------------------------------------
             JANUS ASPEN SERIES STRATEGIC VALUE       Annual rate of 0.65% of the portfolio's
             PORTFOLIO                                average daily net assets.
           ------------------------------------------------------------------------------------

     13. THE SECOND PARAGRAPH, SECOND SENTENCE ON PAGE 33 IS CORRECTED TO READ AS FOLLOWS:

         Except as provided below, interest is credited on the premiums held in the Company's general account.

     14. THE SECOND PARAGRAPH ON PAGE 33 IS AMENDED BY THE ADDITION OF NEW LANGUAGE AFTER THE THIRD SENTENCE TO READ AS FOLLOWS:

         As of July 10, 2000 in states where approval has been given for the declaration of interest on a daily basis the rate will be based on the London Interbank Offered Rate. The interest rate credited for premiums held in the general account will vary in accordance with such rate. Annual credits can be less than, equal to or greater than LIBOR (" LIBOR Rate"). For policies issued prior to July 10, 2000, the availability of the LIBOR Rate is subject to the Company having received state approval. If your policy was issued prior to July 10, 2000 and state approval has been received, you may receive the LIBOR Rate only if you make an affirmative election and the appropriate election form is received by the Company.

     15. THE PARAGRAPH UNDER THE HEADING "INITIAL PREMIUM PAYMENT" ON PAGE 33 IS AMENDED BY THE ADDITION OF A NEW LANGUAGE BEFORE THE LAST SENTENCE IN THE PARAGRAPH TO READ AS FOLLOWS:

         Interest will be credited annually from the later of the Policy Date and the Valuation Date that coincides with or next follows the date the premium is received by the Company. During the Right to Return Policy Period, premiums will be allocated to the general account or the Money Market subaccount depending on the state in which your contract has been issued. Premiums allocated to the general account will be credited with the LIBOR Rate. In states where the premium is allocated to the Money Market subaccount, the payment amount will increase or decrease in value based on the investment experience of the Money Market subaccount.

     16. THE THIRD SENTENCE IN THE PARAGRAPH UNDER THE HEADING "SCHEDULED PREMIUMS" ON PAGE 35 IS AMENDED TO READ AS FOLLOWS:

         Each policy owner will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual, quarterly or monthly basis, at the policy owner's option.

     17. THE SECOND SENTENCE UNDER THE HEADING "CHOICE OF DEFINITION OF LIFE INSURANCE" ON PAGE 35 IS CORRECTED TO READ AS FOLLOWS:

         These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

     18. THE SECOND SENTENCE UNDER THE HEADING "ALLOCATION OF NET PREMIUM" ON PAGE 36 IS REVISED TO READ AS FOLLOWS:

         Allocations must be made in whole percentages, and no allocation may be for less than 1% of a net premium.

     19. THE FIRST PARAGRAPH, FIFTH SENTENCE UNDER THE HEADING "DEATH BENEFITS UNDER THE POLICY" ON PAGE 36 IS CORRECTED TO READ AS FOLLOWS:

         The Target Death Benefit can be scheduled at issue in level or increasing amounts over the lifetime of the insured.

     20. THE FIRST SENTENCE UNDER THE HEADING "DECREASES IN TARGET DEATH BENEFITS" ON PAGE 40 IS CORRECTED TO READ AS FOLLOWS:

         Any decrease in Specified Amount will reduce the Target Death Benefit of the policy and may reduce the Specified Amount of the policy at issue.

     21. THE LAST LINE ON PAGE 41 IS CORRECTED TO READ AS FOLLOWS:

         (2) the number of complete months since the policy date.

     22. THE CONTINUATION OF THE SECTION ENTITLED "DECREASES IN TARGET DEATH BENEFITS" ON PAGE 41 IS REVISED BY THE DELETION OF THE PARAGRAPH WHICH BEGINS "INCREASES IN THE SPECIFIED AMOUNT..."

     23. THE HEADING ENTITLED "BENEFITS AT MATURITY" ON PAGE 43 IS REVISED TO READ "BENEFITS AT MATURITY AND MATURITY EXTENSION RIDER." IN ADDITION, NEW LANGUAGE IS ADDED TO THE END OF THE PARAGRAPH TO READ AS FOLLOWS.

         At your option, payment of the benefit may be deferred until the date of the insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the insured's age
         95. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

         Please refer to the policy for additional information on the Maturity Extension Rider. This rider is available only in states where approval has been received.

     24. THE FIRST SENTENCE IN THE LAST PARAGRAPH ON PAGE 44 IS CORRECTED TO READ AS FOLLOWS:

         Transactions are processed when a premium or an acceptable written request is received.

     25. THE THIRD PARAGRAPH ON PAGE 46 IS AMENDED BY THE ADDITION OF THE FOLLOWING SENTENCE AT THE END OF THE PARAGRAPH:

         Annual credits can be less than, equal to or greater than LIBOR.

     26. THE NUMBER (1) IN THE FIFTH PARAGRAPH ON PAGE 46 IS CORRECTED TO READ AS FOLLOWS:

         (1) the Account Value minus Outstanding Debt is insufficient to cover the monthly deduction against the policy's Account Value on any monthly anniversary day, and

     27. THE SECOND SENTENCE IN THE FIRST PARAGRAPH ENTITLED "PARTIAL SURRENDER" ON PAGE 47 IS AMENDED AND A NEW SENTENCE ADDED TO READ AS FOLLOWS:

         The policy owner may request a partial surrender beginning in the first policy year in states where approval has been received. In states where approval has not been received, the policy owner may request a partial surrender after the first policy anniversary.

     28. THE NUMBER (1) UNDER THE HEADING "PARTIAL SURRENDER" ON PAGE 47 IS CORRECTED TO READ AS FOLLOWS:

         (1) the Valuation Date that we receive your request at our administrative office, or

     29. THE TABLE ON PAGE 50 UNDER "TRANSACTION AND OTHER CHARGES" IS AMENDED TO CORRECT THE TRANSFER CHARGE AS FOLLOWS:

           ------------------------------------------------------------------------------------
             -Transfer of Account Value               Maximum of $25(2)
           ------------------------------------------------------------------------------------

       ----------------------
       (2) Currently the Company does not assess a transfer charge. The Company reserves the right to charge up to a maximum of $25 for transfers.

     30. THE TABLE ON PAGE 50 UNDER "TRANSACTION AND OTHER CHARGES" IS AMENDED TO DELETE THE INFORMATION STATING THAT PREMIUM ALLOCATION CHANGES (OVER TWO IN ANY POLICY YEAR) INCUR A CHARGE OF $25.

     31. THE FOURTH SENTENCE IN THE SECOND PARAGRAPH UNDER "COST OF INSURANCE" ON PAGE 52 IS REVISED TO READ AS FOLLOWS.

         Unisex rates are used for cases purchased on a split dollar basis and where appropriate under applicable law, including in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs including policies purchased on a split dollar basis and where appropriate under the law.

     32. THE TRANSFER OF ACCOUNT VALUE ITEM UNDER "TRANSACTION AND OTHER CHARGES"ON PAGE 53 IS AMENDED TO READ AS FOLLOWS.

         Transfer of Account Value - Currently the Company does not assess a transfer charge. The Company reserves the right to charge up to a maximum of $25 for transfers.

     33. THE THIRD ITEM UNDER "TRANSACTION AND OTHER CHARGES" ON PAGE 53 STATING THAT PREMIUM ALLOCATION CHANGES INCUR A CHARGE OF $25 FOR MORE THAN 2 IN ANY POLICY YEAR IS DELETED.

     34. THE FIFTH SENTENCE IN THE SECOND PARAGRAPH UNDER THE HEADING "GENERAL DESCRIPTION" ON PAGE 62 OF THE PROSPECTUS IS AMENDED AND A NEW SENTENCE ADDED TO READ AS FOLLOWS.

         In addition, the Company may in its sole discretion declare a current interest rate in excess of the 4.0% rate, which will be guaranteed for one year if a LIBOR Rate is used and for approximately one year in all other cases.

     35. THE SECTION ENTITLED "TRANSFERS" ON PAGE 63 IS AMENDED BY THE DELETION OF THE FIRST BULLET IN THE FIRST PARAGRAPH.

     36. THE FIRST SENTENCE IN THE SECOND PARAGRAPH UNDER "TRANSFERS" ON PAGE 63 IS AMENDED AND A NEW SENTENCE ADDED TO READ AS FOLLOWS.

         Currently there is no charge on transfers of Account Value between subaccounts or between the Guaranteed Interest Account and the subaccounts. The Company reserves the right to charge up to a maximum of $25 for transfers.

     37. THE SECOND PARAGRAPH UNDER "PAYMENTS" ON PAGE 65 IS AMENDED TO READ AS FOLLOWS.

         However, payment of any partial surrender or loan payment involving a determination of account value in the Guaranteed Interest Account (except when used to pay premium) may be postponed for up to 6 months from the date we receive the request for surrender or loan. The Company can also postpone the calculation of payment if such a payment or transfer of amounts is based on investment performance of the subaccounts and if:

         - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

         - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

     38. A NEW THIRD PARAGRAPH IS ADDED UNDER "PAYMENTS" ON PAGE 65 TO READ AS FOLLOWS.

         Interest will be paid on death proceeds from the date of the insured's death to the date of payment. We will determine the interest rate for each year, and this rate will not be less than the annual rate paid under Settlement Option 1.

Form No. 14352 SL (Supp. 9/26/00)                     Registration No. 333-06071

     The financial statements that follow supplement the Financial Statements and Notes to Financial Statements found beginning on page F-1 of the Flexible Premium Variable Life Insurance Policy Prospectus Portfolio dated May 1, 2000.

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statements of assets and liabilities as of April 30, 2000
     (unaudited)............................................  F- 2
  Statements of operations for the period ended April 30,
     2000 (unaudited).......................................  F- 8
  Statements of changes in net assets for the periods ended
     April 30, 2000 (unaudited) and December 31, 1998.......  F-14
  Notes to financial statements.............................  F-21
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed balance sheets as of March 31,
     2000 and December 31, 1999.............................  F-24
  Unaudited interim condensed statements of income and
     comprehensive income for the three-month periods ended
     March 31, 2000 and 1999................................  F-25
  Unaudited interim condensed statements of changes in
     shareholder's equity for the three-month period ended
     March 31, 2000.........................................  F-26
  Unaudited interim condensed statements of cash flows for
     the three-month periods ended March 31, 2000 and
     1999...................................................  F-27
  Notes to unaudited interim condensed financial
     statements.............................................  F-28

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                           APRIL 30, 2000 (UNAUDITED)

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               -------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                               -------------------------------------------------------
                                                 MONEY       INTERMEDIATE     LONG TERM     GOVERNMENT
                                                 MARKET       TERM BOND         BOND        SECURITIES
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ----------    ------------    -----------    ----------
                   ASSETS
Shares held in respective Funds..............   5,485,265        208,652       1,656,301       207,243
                                               ==========     ==========     ===========    ==========
Investments at cost..........................  $5,485,265     $2,263,539     $22,473,013    $2,264,309
                                               ==========     ==========     ===========    ==========
Investments in respective Funds at net asset
  value......................................  $5,485,265     $2,126,168     $19,776,232    $2,157,399
                                               ----------     ----------     -----------    ----------
Amount due from MONY America.................     170,698              7               0             0
Amount due from respective Funds.............       1,901              0               0             0
                                               ----------     ----------     -----------    ----------
Total assets.................................   5,657,864      2,126,175      19,776,232     2,157,399
                                               ----------     ----------     -----------    ----------
                 LIABILITIES
Amount due to MONY America...................       1,901              0               0             0
Amount due to respective Funds...............     170,698              7               0             0
                                               ----------     ----------     -----------    ----------
Total liabilities............................     172,599              7               0             0
                                               ----------     ----------     -----------    ----------
Net assets...................................  $5,485,265     $2,126,168     $19,776,232    $2,157,399
                                               ==========     ==========     ===========    ==========
Net assets consist of:
  Contractholders' net payments..............  $4,935,595     $2,107,054     $20,218,404    $2,093,888
  Undistributed net investment income........     549,670        168,627       2,377,260       170,615
  Accumulated net realized loss on
     investments.............................           0        (12,142)       (122,651)         (195)
  Net unrealized depreciation of
     investments.............................           0       (137,371)     (2,696,781)     (106,909)
                                               ----------     ----------     -----------    ----------
Net assets...................................  $5,485,265     $2,126,168     $19,776,232    $2,157,399
                                               ==========     ==========     ===========    ==========
Number of units outstanding*.................     479,863        198,324       1,870,593       199,902
                                               ----------     ----------     -----------    ----------
Net asset value per unit outstanding*........  $    11.43     $    10.72     $     10.57    $    10.79
                                               ==========     ==========     ===========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                               --------------------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                               --------------------------------------------------------------------------------------------------
                                            SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                 EQUITY         VALUE        MANAGED        GROWTH          BOND          GROWTH         GROWTH
                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                               ----------   -------------   ----------   -------------   -----------   -------------   ----------
           ASSETS
Shares held in respective
  Funds......................     54,375        21,070         10,270        134,728       4,073,006       30,153         16,620
                               ==========     ========       ========     ==========     ===========     ========       ========
Investments at cost..........  $2,191,632     $628,954       $411,519     $  988,395     $21,767,519     $252,748       $105,868
                               ==========     ========       ========     ==========     ===========     ========       ========
Investments in respective
  Funds at net asset value...  $2,329,440     $648,745       $368,604     $1,143,842     $19,713,351     $261,425       $105,204
                               ----------     --------       --------     ----------     -----------     --------       --------
Amount due from MONY
  America....................          0             0              0              4               4            0              0
Amount due from respective
  Funds......................          0             0              0          1,133             964            0              0
                               ----------     --------       --------     ----------     -----------     --------       --------
Total assets.................  2,329,440       648,745        368,604      1,144,978      19,714,319      261,425        105,204
                               ----------     --------       --------     ----------     -----------     --------       --------
         LIABILITIES
Amount due to MONY America...          0             0              0          1,133             964            0              0
Amount due to respective
  Funds......................          0             0              0              4               4            0              0
                               ----------     --------       --------     ----------     -----------     --------       --------
Total liabilities............          0             0              0          1,137             968            0              0
                               ----------     --------       --------     ----------     -----------     --------       --------
Net assets...................  $2,329,440     $648,745       $368,604     $1,143,842     $19,713,351     $261,425       $105,204
                               ==========     ========       ========     ==========     ===========     ========       ========
Net assets consist of:
  Contractholders' net
    payments.................  $2,058,751     $563,251       $288,100     $  935,073     $19,641,127     $252,459       $105,879
  Undistributed net
    investment income........    111,969        80,067        142,360         38,121       2,230,027            0              0
  Accumulated net realized
    gain (loss) on
    investments..............     20,912       (14,364)       (18,943)        15,201        (103,635)         289            (12)
  Net unrealized appreciation
    (depreciation) of
    investments..............    137,808        19,791        (42,913)       155,447      (2,054,168)       8,677           (663)
                               ----------     --------       --------     ----------     -----------     --------       --------
Net assets...................  $2,329,440     $648,745       $368,604     $1,143,842     $19,713,351     $261,425       $105,204
                               ==========     ========       ========     ==========     ===========     ========       ========
Number of units
  outstanding*...............    152,610        43,295         30,295         84,421       1,761,652       23,639         10,587
                               ----------     --------       --------     ----------     -----------     --------       --------
Net asset value per unit
  outstanding*...............  $   15.26      $  14.98       $  12.17     $    13.55     $     11.19     $  11.06       $   9.94
                               ==========     ========       ========     ==========     ===========     ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                            DREYFUS VARIABLE INVESTMENT
                                        FUND                                               VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                              CAPITAL      SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
          ASSETS
Shares held in respective
  Funds...................       57,596        45,880          906,457       2,062          456        6,931           5,880
                             ==========      ========      ===========     =======       ======      =======         =======
Investments at cost.......   $2,204,085      $697,292      $31,280,376     $70,036       $4,805      $75,359         $68,832
                             ==========      ========      ===========     =======       ======      =======         =======
Investments in respective
  Funds at net asset
  value...................   $2,298,664      $804,279      $34,445,374     $80,606       $4,994      $68,545         $75,203
                             ----------      --------      -----------     -------       ------      -------         -------
Amount due from MONY
  America.................            4             0            2,935           5            0            0               3
Amount due from respective
  Funds...................          496             0            2,864         268            0            0               0
                             ----------      --------      -----------     -------       ------      -------         -------
Total assets..............    2,299,164       804,279       34,451,173      80,880        4,994       68,545          75,206
                             ----------      --------      -----------     -------       ------      -------         -------
       LIABILITIES
Amount due to MONY
  America.................          496             0            2,864         268            0            0               0
Amount due to respective
  Funds...................            4             0            2,935           5            0            0               3
                             ----------      --------      -----------     -------       ------      -------         -------
Total liabilities.........          500             0            5,799         273            0            0               3
                             ----------      --------      -----------     -------       ------      -------         -------
Net assets................   $2,298,664      $804,279      $34,445,374     $80,606       $4,994      $68,545         $75,203
                             ----------      --------      -----------     -------       ------      -------         -------
Net assets consist of:
  Contractholders' net
    payments..............   $2,071,293      $680,987      $30,113,573     $67,130       $4,732      $71,243         $59,913
  Undistributed net
    investment income.....       20,327         2,695          587,716       2,686           45        4,171             197
  Accumulated net realized
    gain (loss) on
    investments...........      112,465        13,610          579,086         221           27          (55)          8,722
  Net unrealized
    appreciation
    (depreciation) of
    investments...........       94,579       106,987        3,164,999      10,569          190       (6,814)          6,371
                             ----------      --------      -----------     -------       ------      -------         -------
Net assets................   $2,298,664      $804,279      $34,445,374     $80,606       $4,994      $68,545         $75,203
                             ==========      ========      ===========     =======       ======      =======         =======
Number of units
  outstanding*............      155,200        75,637        2,155,090       6,715          494        6,887           9,027
                             ----------      --------      -----------     -------       ------      -------         -------
Net asset value per unit
  outstanding*............   $    14.81      $  10.63      $     15.98     $ 12.00       $10.10      $  9.95         $  8.33
                             ==========      ========      ===========     =======       ======      =======         =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              --------------------------------------------------------------------------------------
                                                                  T. ROWE PRICE
                              --------------------------------------------------------------------------------------
                                EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                                INCOME      RESERVE         STOCK          TERM        GROWTH           BALANCE
                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                              ----------   ----------   -------------   ----------   -----------   -----------------
           ASSETS
Shares held in respective
  Funds.....................     45,181      103,646        28,840         6,995        14,873           28,894
                               ========     ========      ========       =======      ========         ========
Investments at cost.........   $880,496     $103,646      $502,349       $33,678      $376,381         $456,337
                               ========     ========      ========       =======      ========         ========
Investments in respective
  Funds at net asset
  value.....................   $809,648     $103,646      $516,245       $33,297      $382,383         $455,657
                               --------     --------      --------       -------      --------         --------
Amount due from MONY
  America...................         20            0             8             0             0                0
Amount due from respective
  Funds.....................          0            0             0             0           253                0
                               --------     --------      --------       -------      --------         --------
Total assets................    809,669      103,646       516,253        33,297       382,636          455,657
                               --------     --------      --------       -------      --------         --------
        LIABILITIES
Amount due to MONY
  America...................          0            0             0             0           253                0
Amount due to respective
  Funds.....................         20            0             8             0             0                0
                               --------     --------      --------       -------      --------         --------
Total liabilities...........         20            0             8             0           253                0
                               --------     --------      --------       -------      --------         --------
Net assets..................   $809,648     $103,646      $516,245       $33,297      $382,383         $455,657
                               ========     ========      ========       =======      ========         ========
Net assets consist of:
  Contractholders' net
     payments...............   $826,875     $ 97,613      $496,261       $33,477      $348,347         $434,754
  Undistributed net
     investment income......     56,150        6,033         2,296           204        20,704           16,954
  Accumulated net realized
     gain (loss) on
     investments............     (2,529)           0         3,792            (3)        7,330            4,630
  Net unrealized
     appreciation
     (depreciation) of
     investments............    (70,847)           0        13,896          (381)        6,002             (681)
                               --------     --------      --------       -------      --------         --------
Net assets..................   $809,648     $103,646      $516,245       $33,297      $382,383         $455,657
                               ========     ========      ========       =======      ========         ========
Number of units
  outstanding*..............     78,388        9,740        39,069         3,267        30,669           40,362
                               --------     --------      --------       -------      --------         --------
Net asset value per unit
  outstanding*..............   $  10.33     $  10.64      $  13.22       $ 10.19      $  12.47         $  11.29
                               ========     ========      ========       =======      ========         ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------------------------------------------
                                                       FIDELITY VARIABLE INSURANCE                            THE UNIVERSAL
                                                             PRODUCTS FUNDS                             INSTITUTIONAL FUNDS, INC.
                                    -----------------------------------------------------------------   -------------------------
                                                                 VIP III        VIP II      VIP III
                                       VIP         VIP II        GROWTH         ASSET       GROWTH &      EQUITY         FIXED
                                      GROWTH       CONTRA     OPPORTUNITIES    MANAGER       INCOME       GROWTH        INCOME
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                    ----------   ----------   -------------   ----------   ----------   -----------   -----------
              ASSETS
Shares held in respective Funds...     13,178        57,761         104          42,798       356,114      12,089        356,194
                                     ========    ==========      ======        ========    ==========    ========     ==========
Investments at cost...............   $681,459    $1,467,184      $2,220        $698,033    $5,373,928    $242,416     $3,565,505
                                     ========    ==========      ======        ========    ==========    ========     ==========
Investments in respective Funds at
  net asset value.................   $662,316    $1,450,382      $2,130        $711,731    $5,444,980    $257,247     $3,618,934
                                     --------    ----------      ------        --------    ----------    --------     ----------
Amount due from MONY America......          8            52           0               0             0           5              0
Amount due from respective
  Funds...........................          0             0           0               0             0           0              0
                                     --------    ----------      ------        --------    ----------    --------     ----------
Total assets......................    662,324     1,450,433       2,130         711,731     5,444,980     257,252      3,618,934
                                     --------    ----------      ------        --------    ----------    --------     ----------
           LIABILITIES
Amount due to MONY America........          0             0           0               0             0           0              0
Amount due to respective Funds....          8            52           0               0             0           5              0
                                     --------    ----------      ------        --------    ----------    --------     ----------
Total liabilities.................          8            52           0               0             0           5              0
                                     --------    ----------      ------        --------    ----------    --------     ----------
Net assets........................   $662,316    $1,450,382      $2,130        $711,731    $5,444,980    $257,247     $3,618,934
                                     ========    ==========      ======        ========    ==========    ========     ==========
Net assets consist of:
  Contractholders' net payments...   $640,437    $1,466,064      $2,221        $697,410    $5,377,388    $238,091     $3,565,427
  Undistributed net investment
    income........................     40,092         6,303           0               0         6,457       4,239              0
  Accumulated net realized gain
    (loss) on investments.........        931        (5,184)         (1)            623        (9,917)         87             78
  Net unrealized appreciation
    (depreciation) of
    investments...................    (19,144)      (16,801)        (90)         13,698        71,052      14,830         53,429
                                     --------    ----------      ------        --------    ----------    --------     ----------
Net assets........................   $662,316    $1,450,382      $2,130        $711,731    $5,444,980    $257,247     $3,618,934
                                     ========    ==========      ======        ========    ==========    ========     ==========
Number of units outstanding*......     54,981       138,438         222          70,017       562,522      22,862        356,551
                                     --------    ----------      ------        --------    ----------    --------     ----------
Net asset value per unit
  outstanding*....................   $  12.05    $    10.48      $ 9.59        $  10.17    $     9.68    $  11.25     $    10.15
                                     ========    ==========      ======        ========    ==========    ========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             -------------------------------------------------------------------
                                                                     JANUS ASPEN SERIES
                                             -------------------------------------------------------------------
                                             AGGRESSIVE    FLEXIBLE    INTERNATIONAL   WORLDWIDE      CAPITAL
                                               GROWTH       INCOME        GROWTH         GROWTH     APPRECIATION
                                             SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                             ----------   ----------   -------------   ----------   ------------
                  ASSETS
Shares held in respective Funds............     13,580       12,646           855          40,057        3,408
                                              ========     ========       =======      ==========     ========
Investments at cost........................   $802,499     $144,588       $33,813      $2,065,271     $114,263
                                              ========     ========       =======      ==========     ========
Investments in respective Funds at net
  asset value..............................   $779,763     $144,540       $34,509      $1,973,607     $114,904
                                              --------     --------       -------      ----------     --------
Amount due from MONY America...............        211            3             6              17            3
Amount due from respective Funds...........          0            0             0               0            0
                                              --------     --------       -------      ----------     --------
Total assets...............................    779,974      144,542        34,515       1,973,624      114,907
                                              --------     --------       -------      ----------     --------
                LIABILITIES
Amount due to MONY America.................          0            0             0               0            0
Amount due to respective Funds.............        211            3             6              17            3
                                              --------     --------       -------      ----------     --------
Total liabilities..........................        211            3             6              17            3
                                              --------     --------       -------      ----------     --------
Net assets.................................   $779,763     $144,540       $34,509      $1,973,607     $114,904
                                              ========     ========       =======      ==========     ========
Net assets consist of:
  Contractholders' net payments............   $800,704     $144,276       $33,715      $2,057,021     $114,253
  Undistributed net investment income......          0          437             0               0            0
  Accumulated net realized gain (loss) on
     investments...........................      1,795         (124)           99           8,250           10
  Net unrealized appreciation
     (depreciation) of investments.........    (22,737)         (49)          695         (91,664)         641
                                              --------     --------       -------      ----------     --------
Net assets.................................   $779,763     $144,540       $34,509      $1,973,607     $114,904
                                              ========     ========       =======      ==========     ========
Number of units outstanding*...............     71,675       14,429         2,719         166,118       11,371
                                              --------     --------       -------      ----------     --------
Net asset value per unit outstanding*......   $  10.88     $  10.02       $ 12.69      $    11.88     $  10.11
                                              ========     ========       =======      ==========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       ---------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                                       ---------------------------------------------------
                                                         MONEY      INTERMEDIATE   LONG TERM    GOVERNMENT
                                                         MARKET      TERM BOND        BOND      SECURITIES
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                       ----------   ------------   ----------   ----------
Dividend and net investment income...................   $141,841     $ 125,578     $1,339,956    $115,614
                                                        --------     ---------     ----------    --------
Realized and unrealized loss on investments:
  Net realized loss on investments...................          0        (5,575)       (48,112)       (463)
  Net change in unrealized appreciation
     (depreciation) of investments...................          0      (113,986)      (542,468)    (92,497)
                                                        --------     ---------     ----------    --------
Net realized and unrealized loss on investments......          0      (119,561)      (590,580)    (92,960)
                                                        --------     ---------     ----------    --------
Net increase in net assets resulting from
  operations.........................................   $141,841     $   6,017     $  749,376    $ 22,654
                                                        ========     =========     ==========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (UNAUDITED) (CONTINUED)

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                           -----------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                           -----------------------------------------------------------------
                                                            SMALL COMPANY                     INTERNATIONAL
                                               EQUITY           VALUE           MANAGED           GROWTH
                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           --------------   --------------   --------------   --------------
                                           FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                               ENDED            ENDED            ENDED            ENDED
                                             APRIL 30,        APRIL 30,        APRIL 30,        APRIL 30,
                                                2000             2000             2000             2000
                                           --------------   --------------   --------------   --------------
Dividend and net investment income.......     $      0         $      0         $     0         $       0
                                              --------         --------         -------         ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments..........................        8,109            1,316          (5,137)            5,269
  Net change in unrealized appreciation
    (depreciation) of investments........      117,315          (13,340)          1,370          (106,836)
                                              --------         --------         -------         ---------
Net realized and unrealized gain (loss)
  on investments.........................      125,424          (12,024)         (3,767)         (101,567)
                                              --------         --------         -------         ---------
Net increase (decrease) in net assets
  resulting from operations..............     $125,424         $(12,024)        $(3,767)        $(101,567)
                                              ========         ========         =======         =========

                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                           ----------------------------------------------------
                                                      ENTERPRISE ACCUMULATION TRUST
                                           ----------------------------------------------------
                                             HIGH YIELD     SMALL COMPANY          EQUITY
                                                BOND            GROWTH             GROWTH
                                             SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                           --------------   --------------   ------------------
                                           FOR THE PERIOD   FOR THE PERIOD     FOR THE PERIOD
                                               ENDED            ENDED        FEBRUARY 4, 2000 *
                                             APRIL 30,        APRIL 30,           THROUGH
                                                2000             2000          APRIL 30, 2000
                                           --------------   --------------   ------------------
Dividend and net investment income.......    $ 620,298         $     0             $   0
                                             ---------         -------             -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments..........................      (32,064)            290               (12)
  Net change in unrealized appreciation
    (depreciation) of investments........     (844,979)         (2,424)             (663)
                                             ---------         -------             -----
Net realized and unrealized gain (loss)
  on investments.........................     (877,043)         (2,134)             (675)
                                             ---------         -------             -----
Net increase (decrease) in net assets
  resulting from operations..............    $(256,745)        $(2,134)            $(675)
                                             =========         =======             =====

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ----------------------------------------------------------------------------------------------------
                             DREYFUS VARIABLE INVESTMENT
                                         FUND                                              VAN ECK WORLDWIDE INSURANCE TRUST
                             ----------------------------    DREYFUS       DREYFUS     ------------------------------------------
                               CAPITAL      SMALL COMPANY     STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                             APPRECIATION       STOCK         INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                             ------------   -------------   ----------   -----------   ----------   ----------   ----------------
Dividend and net investment
  income...................    $    92         $ 1,649      $ 115,522       $ 12          $42        $ 3,021         $      0
                               -------         -------      ---------       ----          ---        -------         --------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain (loss)
    on investments.........     10,412          22,271        167,718        139           36            (66)           5,095
  Net change in unrealized
    appreciation
    (depreciation) of
    investments............     (7,679)         18,633       (477,135)       (53)           4         (4,915)         (12,924)
                               -------         -------      ---------       ----          ---        -------         --------
Net realized and unrealized
  gain (loss) on
  investments..............      2,733          40,904       (309,417)        86           40         (4,981)          (7,829)
                               -------         -------      ---------       ----          ---        -------         --------
Net increase (decrease) in
  net assets resulting from
  operations...............    $ 2,825         $42,553      $(193,895)      $ 98          $82        $(1,960)        $ (7,829)
                               =======         =======      =========       ====          ===        =======         ========

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         ----------------------------------------------------------------------------------------
                                                                              T. ROWE PRICE
                                         ----------------------------------------------------------------------------------------
                                           EQUITY       PRIME      INTERNATIONAL   LIMITED TERM   NEW AMERICA   PERSONAL STRATEGY
                                           INCOME      RESERVE         STOCK           BOND         GROWTH           BALANCE
                                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                         ----------   ----------   -------------   ------------   -----------   -----------------
Dividend and net investment income.....   $ 17,016      $1,856       $      0         $ 159         $     0          $1,484
                                          --------      ------       --------         -----         -------          ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments.......................     (5,655)          0          2,252            (1)            261            (599)
  Net change in unrealized appreciation
     (depreciation) of investments.....    (21,001)          0        (13,329)         (343)         (5,321)           (330)
                                          --------      ------       --------         -----         -------          ------
Net realized and unrealized loss on
  investments..........................    (26,656)          0        (11,077)         (344)         (5,060)           (929)
                                          --------      ------       --------         -----         -------          ------
Net increase (decrease) in net assets
  resulting from operations............   $ (9,640)     $1,856       $(11,077)        $(185)        $(5,060)         $  555
                                          ========      ======       ========         =====         =======          ======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      --------------------------------------------------
                                                 FIDELITY VARIABLE INSURANCE
                                                        PRODUCTS FUNDS
                                      --------------------------------------------------
                                          VIP           VIP II            VIP III
                                         GROWTH         CONTRA      GROWTH OPPORTUNITIES
                                       SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
                                      ------------   ------------   --------------------
                                        FOR THE        FOR THE         FOR THE PERIOD
                                      PERIOD ENDED   PERIOD ENDED      MACH 31, 2000*
                                       APRIL 30,      APRIL 30,           THROUGH
                                          2000           2000          APRIL 30, 2000
                                      ------------   ------------   --------------------
Dividend and net investment
  income............................    $ 40,092       $  6,303             $  0
                                        --------       --------             ----
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments.....................         905         (5,184)              (1)
  Net change in unrealized
    appreciation (depreciation) of
    investments.....................     (27,873)       (18,771)             (90)
                                        --------       --------             ----
Net realized and unrealized gain
  (loss) on investments.............     (26,968)       (23,955)             (91)
                                        --------       --------             ----
  Net increase (decrease) in net
    assets resulting from
    operations......................    $ 13,124       $(17,652)            $(91)
                                        ========       ========             ====

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ---------------------------------------------------------------------------
                                           FIDELITY VARIABLE INSURANCE        THE UNIVERSAL INSTITUTIONAL FUNDS,
                                                 PRODUCTS FUNDS                              INC.
                                      -------------------------------------   -----------------------------------
                                           VIP II              VIP III            EQUITY             FIXED
                                        ASSET MANAGER     GROWTH AND INCOME       GROWTH             INCOME
                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                      -----------------   -----------------   --------------   ------------------
                                       FOR THE PERIOD      FOR THE PERIOD        FOR THE         FOR THE PERIOD
                                      FEBRUARY 4, 2000*   JANUARY 13, 2000*    PERIOD ENDED     JANUARY 6, 2000*
                                           THROUGH             THROUGH          APRIL 30,           THROUGH
                                       APRIL 30, 2000      APRIL 30, 2000          2000          APRIL 30, 2000
                                      -----------------   -----------------   --------------   ------------------
Dividend and net investment
  income............................       $     0             $ 6,457            $     0            $     0
                                           -------             -------            -------            -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments.....................           623              (9,917)                87                 78
  Net change in unrealized
    appreciation (depreciation) of
    investments.....................        13,698              71,052              9,926             53,429
                                           -------             -------            -------            -------
Net realized and unrealized gain
  (loss) on investments.............        14,321              61,135             10,013             53,507
                                           -------             -------            -------            -------
  Net increase (decrease) in net
    assets resulting from
    operations......................       $14,321             $67,592            $10,013            $53,507
                                           =======             =======            =======            =======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (UNAUDITED) (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                       ------------------------------------------------------------------------------
                                                                     JANUS ASPEN SERIES
                                       ------------------------------------------------------------------------------
                                        AGGRESSIVE      FLEXIBLE     INTERNATIONAL    WORLDWIDE          CAPITAL
                                          GROWTH         INCOME         GROWTH          GROWTH        APPRECIATION
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                       ------------   ------------   -------------   ------------   -----------------
                                         FOR THE        FOR THE         FOR THE        FOR THE       FOR THE PERIOD
                                       PERIOD ENDED   PERIOD ENDED   PERIOD ENDED    PERIOD ENDED   FEBRUARY 4, 2000*
                                        APRIL 30,      APRIL 30,       APRIL 30,      APRIL 30,          THROUGH
                                           2000           2000           2000            2000        APRIL 30, 2000
                                       ------------   ------------   -------------   ------------   -----------------
Dividend and net investment income...    $      0        $   0           $  0          $      0           $  0
                                         --------        -----           ----          --------           ----
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments.....................       1,793         (124)            99             8,241             10
  Net change in unrealized
     appreciation (depreciation) of
     investments.....................     (47,216)         376            202           (98,664)           641
                                         --------        -----           ----          --------           ----
Net realized and unrealized gain
  (loss) on investments..............     (45,423)         252            301           (90,423)           651
                                         --------        -----           ----          --------           ----
Net increase (decrease) in net assets
  resulting from operations..........    $(45,423)       $ 252           $301          $(90,423)          $651
                                         ========        =====           ====          ========           ====

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------
                                                       MONY SERIES FUND, INC
                                     ---------------------------------------------------------
                                                MONEY                     INTERMEDIATE
                                               MARKET                       TERM BOND
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------
                                       FOR THE                       FOR THE
                                     PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                      APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                         2000       DECEMBER 31,       2000       DECEMBER 31,
                                     (UNAUDITED)        1999       (UNAUDITED)        1999
                                     ------------   ------------   ------------   ------------
From operations:
 Net investment income.............  $   141,841    $   345,020     $  125,578     $  35,406
 Net realized loss on
   investments.....................            0              0         (5,575)       (6,511)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................            0              0       (113,986)      (28,840)
                                     ------------   ------------    ----------     ---------
Net increase (decrease) in net
 assets resulting from
 operations........................      141,841        345,020          6,017            55
                                     ------------   ------------    ----------     ---------
From unit transactions:
 Net proceeds from the issuance of
   units...........................    9,586,675     77,560,082      1,331,768       696,328
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................  (23,461,140)   (61,373,092)       (30,671)     (181,862)
                                     ------------   ------------    ----------     ---------
Net increase (decrease) from unit
 transactions......................  (13,874,465)    16,186,990      1,301,097       514,466
                                     ------------   ------------    ----------     ---------
Net increase (decrease) in net
 assets............................  (13,732,624)    16,532,010      1,307,114       514,521
Net assets beginning of period.....   19,217,889      2,685,879        819,054       304,533
                                     ------------   ------------    ----------     ---------
Net assets end of period*..........  $ 5,485,265    $19,217,889     $2,126,168     $ 819,054
                                     ============   ============    ==========     =========
Unit transactions:
Units outstanding beginning of
 period............................    1,712,047        251,238         76,605        28,549
Units issued during the period.....      891,408      8,571,435        124,602        65,528
Units redeemed during the period...   (2,123,592)    (7,110,626)        (2,883)      (17,472)
                                     ------------   ------------    ----------     ---------
Units outstanding end of period....      479,863      1,712,047        198,324        76,605
                                     ============   ============    ==========     =========
---------------
 * Includes undistributed net
   investment income of:...........  $   549,670    $   407,829     $  168,627     $  43,049
                                     ============   ============    ==========     =========

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------
                                                       MONY SERIES FUND, INC
                                     ---------------------------------------------------------
                                              LONG TERM                    GOVERNMENT
                                                BOND                       SECURITIES
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------
                                       FOR THE                       FOR THE
                                     PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                      APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                         2000       DECEMBER 31,       2000       DECEMBER 31,
                                     (UNAUDITED)        1999       (UNAUDITED)        1999
                                     ------------   ------------   ------------   ------------
From operations:
 Net investment income.............  $ 1,339,956    $ 1,028,956     $  115,614     $   36,509
 Net realized loss on
   investments.....................      (48,112)       (74,609)          (463)          (267)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................     (542,468)    (2,165,463)       (92,497)       (27,741)
                                     -----------    -----------     ----------     ----------
Net increase (decrease) in net
 assets resulting from
 operations........................      749,376     (1,211,116)        22,654          8,501
                                     -----------    -----------     ----------     ----------
From unit transactions:
 Net proceeds from the issuance of
   units...........................      676,328     20,478,061        140,972      1,186,866
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................     (316,984)      (936,588)       (28,351)       (49,795)
                                     -----------    -----------     ----------     ----------
Net increase (decrease) from unit
 transactions......................      359,344         19,541        112,621      1,137,071
                                     -----------    -----------     ----------     ----------
Net increase (decrease) in net
 assets............................    1,108,720     18,330,357        135,275      1,145,572
Net assets beginning of period.....   18,667,512        337,155      2,022,124        876,552
                                     -----------    -----------     ----------     ----------
Net assets end of period*..........  $19,776,232    $18,667,512     $2,157,399     $2,022,124
                                     ===========    ===========     ==========     ==========
Unit transactions:
Units outstanding beginning of
 period............................    1,836,729         30,651        189,531         82,700
Units issued during the period.....       64,207      1,909,822         13,046        119,022
Units redeemed during the period...      (30,343)      (103,744)        (2,675)       (12,191)
                                     -----------    -----------     ----------     ----------
Units outstanding end of period....    1,870,593      1,836,729        199,902        189,531
                                     ===========    ===========     ==========     ==========
---------------
 * Includes undistributed net
   investment income of:...........  $ 2,377,260    $ 1,037,304     $  170,615     $   55,001
                                     ===========    ===========     ==========     ==========

** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ---------------------------------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------------------------------------
                                                                      SMALL COMPANY
                                           EQUITY                         VALUE                        MANAGED
                                         SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------   ---------------------------   ---------------------------
                                   FOR THE                       FOR THE                       FOR THE
                                 PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                  APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                     2000       DECEMBER 31,       2000       DECEMBER 31,       2000       DECEMBER 31,
                                 (UNAUDITED)        1999       (UNAUDITED)        1999       (UNAUDITED)        1999
                                 ------------   ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income.........   $        0     $  110,007      $      0      $  35,776       $      0      $  56,019
 Net realized gain (loss) on
   investments.................        8,109          6,521         1,316        (17,101)        (5,137)       (14,912)
 Net change in unrealized
   appreciation (depreciation)
   investments.................      117,315         20,255       (13,340)        57,257          1,370         29,662
                                  ----------     ----------      --------      ---------       --------      ---------
Net increase (decrease) in net
 assets resulting from
 operations....................      125,424        136,783       (12,024)        75,932         (3,767)        70,769
                                  ----------     ----------      --------      ---------       --------      ---------
From unit transactions:
 Net proceeds from the issuance
   of units....................      841,702      1,307,396       109,171        469,522         37,220        294,982
 Net asset value of units
   redeemed or used to meet
   contract obligations........      (51,761)       (64,000)      (11,448)      (413,361)       (21,320)      (861,595)
                                  ----------     ----------      --------      ---------       --------      ---------
Net increase (decrease) from
 unit transactions.............      789,941      1,243,396        97,723         56,161         15,900       (566,613)
                                  ----------     ----------      --------      ---------       --------      ---------
Net increase (decrease) in net
 assets........................      915,365      1,380,179        85,699        132,093         12,133       (495,844)
Net assets beginning of
 period........................    1,414,075         33,896       563,045        430,952        356,471        852,315
                                  ----------     ----------      --------      ---------       --------      ---------
Net assets end of period*......   $2,329,440     $1,414,075      $648,745      $ 563,045       $368,604      $ 356,471
                                  ==========     ==========      ========      =========       ========      =========
Unit transactions:
Units outstanding beginning of
 period........................      102,764          2,848        36,787         34,921         28,967         75,641
Units issued during the
 period........................       53,475        109,654         7,293         37,233          3,275         25,257
Units redeemed during the
 period........................       (3,629)        (9,738)         (785)       (35,367)        (1,947)       (71,931)
                                  ----------     ----------      --------      ---------       --------      ---------
Units outstanding end of
 period........................      152,610        102,764        43,295         36,787         30,295         28,967
                                  ==========     ==========      ========      =========       ========      =========
---------------
 * Includes undistributed net
   investment income of:.......   $  111,969     $    1,962      $ 80,067      $  80,067       $142,360      $ 142,360
                                  ==========     ==========      ========      =========       ========      =========
 ** Commencement of operations

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 -------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                 -------------------------------------------------------------------------------------------
                                        INTERNATIONAL                  HIGH YIELD                     SMALL COMPANY
                                           GROWTH                         BOND                           GROWTH
                                         SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 ---------------------------   ---------------------------   -------------------------------
                                   FOR THE                       FOR THE                       FOR THE       FOR THE PERIOD
                                 PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED   DECEMBER 8, 1999
                                  APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,         THROUGH
                                     2000       DECEMBER 31,       2000       DECEMBER 31,       2000         DECEMBER 31,
                                 (UNAUDITED)        1999       (UNAUDITED)        1999       (UNAUDITED)          1999
                                 ------------   ------------   ------------   ------------   ------------   ----------------
From operations:
 Net investment income.........   $        0     $   23,845    $   620,298    $ 1,578,167      $      0         $      0
 Net realized gain (loss) on
   investments.................        5,269          9,678        (32,064)       (71,226)          290               (1)
 Net change in unrealized
   appreciation (depreciation)
   investments.................     (106,836)       259,460       (844,979)    (1,182,329)       (2,424)          11,101
                                  ----------     ----------    -----------    -----------      --------         --------
Net increase (decrease) in net
 assets resulting from
 operations....................     (101,567)       292,983       (256,745)       324,612        (2,134)          11,100
                                  ----------     ----------    -----------    -----------      --------         --------
From unit transactions:
 Net proceeds from the issuance
   of units....................      217,800        292,983        228,218     20,539,013       116,863          137,592
 Net asset value of units
   redeemed or used to meet
   contract obligations........      (15,288)       (29,145)      (317,751)    (1,183,708)       (1,808)            (188)
                                  ----------     ----------    -----------    -----------      --------         --------
Net increase (decrease) from
 unit transactions.............      202,512        521,394        (89,533)    19,355,305       115,055          137,404
                                  ----------     ----------    -----------    -----------      --------         --------
Net increase (decrease) in net
 assets........................      100,945        814,377       (346,278)    19,679,917       112,921          148,504
Net assets beginning of
 period........................    1,042,897        228,520     20,059,629        379,712       148,504                0
                                  ----------     ----------    -----------    -----------      --------         --------
Net assets end of period*......   $1,143,842     $1,042,897    $19,713,351    $20,059,629      $261,425         $148,504
                                  ==========     ==========    ===========    ===========      ========         ========
Unit transactions:
Units outstanding beginning of
 period........................       70,342         21,906      1,769,481         34,788        13,697                0
Units issued during the
 period........................       15,156         52,464         20,475      1,854,079        10,094           13,716
Units redeemed during the
 period........................       (1,077)        (4,028)       (28,304)      (119,386)         (152)             (19)
                                  ----------     ----------    -----------    -----------      --------         --------
Units outstanding end of
 period........................       84,421         70,342      1,761,652      1,769,481        23,639           13,697
                                  ==========     ==========    ===========    ===========      ========         ========
---------------
 * Includes undistributed net
   investment income of:.......   $   38,121     $   38,121    $ 2,230,027    $ 1,609,729      $      0         $      0
                                  ==========     ==========    ===========    ===========      ========         ========
 ** Commencement of operations

                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ------------------
                                 ENTERPRISE ACCUMULATION TRUST
                                 ------------------
                                       EQUITY
                                       GROWTH
                                     SUBACCOUNT
                                 ------------------
                                   FOR THE PERIOD
                                 FEBRUARY 4, 2000 *
                                      THROUGH
                                   APRIL 30, 2000
                                    (UNAUDITED)
                                 ------------------
From operations:
 Net investment income.........       $      0
 Net realized gain (loss) on
   investments.................            (12)
 Net change in unrealized
   appreciation (depreciation)
   investments.................           (663)
                                      --------
Net increase (decrease) in net
 assets resulting from
 operations....................           (675)
                                      --------
From unit transactions:
 Net proceeds from the issuance
   of units....................        106,420
 Net asset value of units
   redeemed or used to meet
   contract obligations........           (541)
                                      --------
Net increase (decrease) from
 unit transactions.............        105,879
                                      --------
Net increase (decrease) in net
 assets........................        105,204
Net assets beginning of
 period........................              0
                                      --------
Net assets end of period*......       $105,204
                                      ========
Unit transactions:
Units outstanding beginning of
 period........................              0
Units issued during the
 period........................         10,642
Units redeemed during the
 period........................            (55)
                                      --------
Units outstanding end of
 period........................         10,587
                                      ========
---------------
 * Includes undistributed net
   investment income of:.......       $      0
                                      ========
 ** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ------------------------------------------------------------------------
                                                                 DREYFUS VARIABLE INSURANCE FUND
                                             ------------------------------------------------------------------------
                                                                                                           DREYFUS
                                                       CAPITAL                    SMALL COMPANY             STOCK
                                                    APPRECIATION                      STOCK                 INDEX
                                                     SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                             ---------------------------   ---------------------------   ------------
                                               FOR THE                       FOR THE                       FOR THE
                                             PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED
                                              APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,
                                                 2000       DECEMBER 31,       2000       DECEMBER 31,       2000
                                             (UNAUDITED)        1999       (UNAUDITED)        1999       (UNAUDITED)
                                             ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income.....................   $       92     $   16,245     $   1,649      $       0     $   115,522
 Net realized gain (loss) on investments...       10,412        100,007        22,271         (7,540)        167,718
 Net change in unrealized appreciation
   (depreciation) of investments...........       (7,679)        35,110        18,633         82,425        (477,135)
                                              ----------     ----------     ---------      ---------     -----------
Net increase (decrease) in net assets
 resulting from operations.................        2,825        151,362        42,553         74,885        (193,895)
                                              ----------     ----------     ---------      ---------     -----------
From unit transactions:
 Net proceeds from the issuance of units...      656,870      1,490,345        74,883        526,467       4,436,774
 Net asset value of units redeemed or used
   to meet contract obligations............     (119,787)      (363,376)     (103,241)      (106,947)       (477,299)
                                              ----------     ----------     ---------      ---------     -----------
Net increase (decrease) from unit
 transactions..............................      537,083      1,126,969       (28,358)       419,520       3,959,475
                                              ----------     ----------     ---------      ---------     -----------
Net increase in net assets.................      539,908      1,278,331        14,195        494,405       3,765,580
Net assets beginning of period.............    1,758,756        480,425       790,084        295,679      30,679,794
                                              ----------     ----------     ---------      ---------     -----------
Net assets end of period*..................   $2,298,664     $1,758,756     $ 804,279      $ 790,084     $34,445,374
                                              ==========     ==========     =========      =========     ===========
Unit transactions:
Units outstanding beginning of period......      118,872         36,191        78,184         32,362       1,903,421
Units issued during the period.............       44,573        116,773         7,362         58,620         282,028
Units redeemed during the period...........       (8,245)       (34,092)       (9,909)       (12,798)        (30,359)
                                              ----------     ----------     ---------      ---------     -----------
Units outstanding end of period............      155,200        118,872        75,637         78,184       2,155,090
                                              ==========     ==========     =========      =========     ===========

---------------
 * Includes undistributed net investment
   income of:..............................   $   20,327     $   20,235     $   2,695      $   1,046     $   587,716
                                              ==========     ==========     =========      =========     ===========
** Commencement of operations

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ---------------------------------------------------
                                                       DREYFUS VARIABLE INSURANCE FUND
                                             ---------------------------------------------------
                                               DREYFUS                    DREYFUS
                                                STOCK                     SOCIALLY
                                                INDEX                   RESPONSIBLE
                                              SUBACCOUNT                 SUBACCOUNT
                                             ------------   ------------------------------------
                                                              FOR THE         FOR THE PERIOD
                                               FOR THE      PERIOD ENDED       SEPTEMBER 30,
                                              YEAR ENDED     APRIL 30,            THROUGH
                                             DECEMBER 31,       2000           DECEMBER 31,
                                                 1999       (UNAUDITED)            1999
                                             ------------   ------------   ---------------------
From operations:
 Net investment income.....................  $   432,056      $    12             $ 2,674
 Net realized gain (loss) on investments...      386,134          139                  82
 Net change in unrealized appreciation
   (depreciation) of investments...........    3,009,797          (53)             10,622
                                             -----------      -------             -------
Net increase (decrease) in net assets
 resulting from operations.................    3,827,987           98              13,378
                                             -----------      -------             -------
From unit transactions:
 Net proceeds from the issuance of units...   23,789,517        1,709              67,417
 Net asset value of units redeemed or used
   to meet contract obligations............     (840,260)      (1,210)               (786)
                                             -----------      -------             -------
Net increase (decrease) from unit
 transactions..............................   22,949,257          499              66,631
                                             -----------      -------             -------
Net increase in net assets.................   26,777,244          597              80,009
Net assets beginning of period.............    3,902,550       80,009                   0
                                             -----------      -------             -------
Net assets end of period*..................  $30,679,794      $80,606             $80,009
                                             ===========      =======             =======
Unit transactions:
Units outstanding beginning of period......      291,990        6,671                   0
Units issued during the period.............    1,696,879          147               6,742
Units redeemed during the period...........      (85,448)        (103)                (71)
                                             -----------      -------             -------
Units outstanding end of period............    1,903,421        6,715               6,671
                                             ===========      =======             =======
---------------
 * Includes undistributed net investment
   income of:..............................  $   472,194      $ 2,686             $ 2,674
                                             ===========      =======             =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                                     VAN ECK WORLDWIDE INSURANCE TRUST
                                          ---------------------------------------------------------------------------------------
                                                     HARD                        WORLDWIDE                     WORLDWIDE
                                                    ASSETS                         BOND                    EMERGING MARKETS
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                              2000       DECEMBER 31,       2000       DECEMBER 31,       2000       DECEMBER 31,
                                          (UNAUDITED)        1999       (UNAUDITED)        1999       (UNAUDITED)        1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
  Net investment income.................     $   42         $    3        $ 3,021        $ 1,150        $      0       $      0
  Net realized gain (loss) on
    investments.........................         36             (4)           (66)           (19)          5,095          8,133
  Net change in unrealized appreciation
    (depreciation) of investments.......          4            211         (4,915)        (3,363)        (12,924)        24,877
                                             ------         ------        -------        -------        --------       --------
Net increase (decrease) in net assets
  resulting from operations.............         82            210         (1,960)        (2,232)         (7,829)        33,010
                                             ------         ------        -------        -------        --------       --------
From unit transactions:
  Net proceeds from the issuance of
    units...............................      1,605          3,174         18,991         35,112          27,441         29,369
  Net asset value of units redeemed or
    used to meet contract obligations...       (115)          (173)          (786)        (1,399)        (14,902)       (17,369)
                                             ------         ------        -------        -------        --------       --------
Net increase (decrease) from unit
  transactions..........................      1,490          3,001         18,205         33,713          12,539         12,000
                                             ------         ------        -------        -------        --------       --------
Net increase in net assets..............      1,572          3,211         16,245         31,481           4,710         45,010
Net assets beginning of period..........      3,422            211         52,300         20,819          70,493         25,483
                                             ------         ------        -------        -------        --------       --------
Net assets end of period*...............     $4,994         $3,422        $68,545        $52,300        $ 75,203       $ 70,493
                                             ======         ======        =======        =======        ========       ========
Unit transactions:
Units outstanding beginning of period...        343             26          5,105          1,873           7,590          5,495
Units issued during the period..........        174            335          1,874          3,398           2,861          4,827
Units redeemed during the period........        (23)           (18)           (92)          (166)         (1,424)        (2,732)
                                             ------         ------        -------        -------        --------       --------
Units outstanding end of period.........        494            343          6,887          5,105           9,027          7,590
                                             ======         ======        =======        =======        ========       ========

---------------
 * Includes undistributed net investment
   income of:...........................     $   45         $    3        $ 4,171        $ 1,150        $    197       $    197
                                             ======         ======        =======        =======        ========       ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ---------------------------------------------------------------------------------------------
                                                                         T. ROWE PRICE
                                 ---------------------------------------------------------------------------------------------
                                        EQUITY INCOME                    PRIME RESERVE                 INTERNATIONAL STOCK
                                         SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                 ---------------------------   ---------------------------------   ---------------------------
                                   FOR THE                       FOR THE                             FOR THE
                                 PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE PERIOD     PERIOD ENDED     FOR THE
                                  APRIL 30,      YEAR ENDED     APRIL 30,     FEBRUARY 1, 1999**    APRIL 30,      YEAR ENDED
                                     2000       DECEMBER 31,       2000            THROUGH             2000       DECEMBER 31,
                                 (UNAUDITED)        1999       (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)        1999
                                 ------------   ------------   ------------   ------------------   ------------   ------------
From operations:
 Net investment income.........    $ 17,016       $ 37,491       $  1,856          $  4,177          $      0       $  2,061
 Net realized gain (loss) on
   investments.................      (5,655)         3,114              0                 0             2,252          1,541
 Net change in unrealized
   appreciation (depreciation)
   of investments..............     (21,001)       (48,742)             0                 0           (13,329)        26,668
                                   --------       --------       --------          --------          --------       --------
Net increase (decrease) in net
 assets resulting from
 operations....................      (9,640)        (8,137)         1,856             4,177           (11,077)        30,270
                                   --------       --------       --------          --------          --------       --------
From unit transactions:
 Net proceeds from the issuance
   of units....................     189,921        745,478            832           103,722           395,788        105,728
 Net asset value of units
   redeemed or used to meet
   contract obligations........     (85,323)       (72,035)          (645)           (6,296)           (6,588)       (12,925)
                                   --------       --------       --------          --------          --------       --------
Net increase from unit
 transactions..................     104,598        673,443            187            97,426           389,200         92,803
                                   --------       --------       --------          --------          --------       --------
Net increase in net assets.....      94,958        665,306          2,043           101,603           378,123        123,073
Net assets beginning of
 period........................     714,690         49,384        101,603                 0           138,122         15,049
                                   --------       --------       --------          --------          --------       --------
Net assets end of period*......    $809,648       $714,690       $103,646          $101,603          $516,245       $138,122
                                   ========       ========       ========          ========          ========       ========
Unit transactions:
Units outstanding beginning of
 period........................      67,719          4,853          9,723                 0             9,827          1,427
Units issued during the
 period........................      19,093         69,677             79            10,380            29,766          9,599
Units redeemed during the
 period........................      (8,424)        (6,811)           (62)             (657)             (524)        (1,199)
                                   --------       --------       --------          --------          --------       --------
Units outstanding end of
 period........................      78,388         67,719          9,740             9,723            39,069          9,827
                                   ========       ========       ========          ========          ========       ========
---------------
 * Includes undistributed net
   investment income of:           $ 56,150       $ 39,134       $  6,033          $  4,177          $  2,296       $    235
                                   ========       ========       ========          ========          ========       ========
** Commencement of operations.

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ---------------------------------------------------------------------------------------------
                                                                         T. ROWE PRICE
                                 ---------------------------------------------------------------------------------------------
                                           LIMITED TERM                  NEW AMERICA GROWTH         PERSONAL STRATEGY BALANCE
                                            SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------------   ---------------------------   ---------------------------
                                   FOR THE                             FOR THE                       FOR THE
                                 PERIOD ENDED     FOR THE PERIOD     PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                  APRIL 30,     FEBRUARY 1, 1999**    APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                     2000            THROUGH             2000       DECEMBER 31,       2000       DECEMBER 31,
                                 (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)        1999       (UNAUDITED)        1999
                                 ------------   ------------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income.........    $   159            $   45           $      0      $  19,751       $  1,484      $  15,098
 Net realized gain (loss) on
   investments.................         (1)               (2)               261          7,059           (599)         5,226
 Net change in unrealized
   appreciation (depreciation)
   of investments..............       (343)              (38)            (5,321)         7,101           (330)          (278)
                                   -------            ------           --------      ---------       --------      ---------
Net increase (decrease) in net
 assets resulting from
 operations....................       (185)                5             (5,060)        33,911            555         20,046
                                   -------            ------           --------      ---------       --------      ---------
From unit transactions:
 Net proceeds from the issuance
   of units....................     32,551             1,021             56,488        367,884        358,784        324,297
 Net asset value of units
   redeemed or used to meet
   contract obligations........        (29)              (66)           (17,578)      (101,482)        (5,046)      (251,898)
                                   -------            ------           --------      ---------       --------      ---------
Net increase from unit
 transactions..................     32,522               955             38,910        266,402        353,738         72,399
                                   -------            ------           --------      ---------       --------      ---------
Net increase in net assets.....     32,337               960             33,850        300,313        354,293         92,445
Net assets beginning of
 period........................        960                 0            348,533         48,220        101,364          8,919
                                   -------            ------           --------      ---------       --------      ---------
Net assets end of period*......    $33,297            $  960           $382,383      $ 348,533       $455,657      $ 101,364
                                   =======            ======           ========      =========       ========      =========
Unit transactions:
Units outstanding beginning of
 period........................         95                 0             27,453          4,282          8,978            856
Units issued during the
 period........................      3,175               104              4,821         31,991         32,226         31,131
Units redeemed during the
 period........................         (3)               (9)            (1,605)        (8,820)          (842)       (23,009)
                                   -------            ------           --------      ---------       --------      ---------
Units outstanding end of
 period........................      3,267                95             30,669         27,453         40,362          8,978
                                   =======            ======           ========      =========       ========      =========
---------------
 * Includes undistributed net
   investment income of:           $   204            $   45           $ 20,704      $  20,704       $ 16,954      $  15,470
                                   =======            ======           ========      =========       ========      =========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         -----------------------------------------------------------------------
                                                               FIDELITY VARIABLE INSURANCE
                                                                     PRODUCTS FUNDS
                                         -----------------------------------------------------------------------
                                                        VIP                                 VIP II
                                                       GROWTH                               CONTRA
                                                     SUBACCOUNT                           SUBACCOUNT
                                         ----------------------------------   ----------------------------------
                                           FOR THE                              FOR THE
                                         PERIOD ENDED     FOR THE PERIOD      PERIOD ENDED     FOR THE PERIOD
                                          APRIL 30,     NOVEMBER 2, 1999**     APRIL 30,     DECEMBER 8, 1999**
                                             2000             THROUGH             2000             THROUGH
                                         (UNAUDITED)     DECEMBER 31, 1999    (UNAUDITED)     DECEMBER 31, 1999
                                         ------------   -------------------   ------------   -------------------
From operations:
 Net investment income.................    $ 40,092          $      0          $    6,303          $     0
 Net realized gain (loss) on
   investments.........................         905                26              (5,184)               0
 Net change in unrealized appreciation
   (depreciation) of investments.......     (27,873)            8,729             (18,771)           1,970
                                           --------          --------          ----------          -------
Net increase (decrease) in net assets
 resulting from operations.............      13,124             8,755             (17,652)           1,970
                                           --------          --------          ----------          -------
From unit transactions:
 Net proceeds from the issuance of
   units...............................     477,906           180,982           1,442,236           36,973
 Net asset value of units redeemed or
   used to meet contract obligations...     (18,242)             (209)            (13,098)             (47)
                                           --------          --------          ----------          -------
Net increase from unit transactions....     459,664           180,773           1,429,138           36,926
                                           --------          --------          ----------          -------
Net increase in net assets.............     472,788           189,528           1,411,486           38,896
Net assets beginning of period.........     189,528                 0              38,896                0
                                           --------          --------          ----------          -------
Net assets end of period*..............    $662,316          $189,528          $1,450,382          $38,896
                                           ========          ========          ==========          =======
Unit transactions:
Units outstanding beginning of
 period................................      16,127                 0               3,667                0
Units issued during the period.........      40,451            16,147             135,975            3,672
Units redeemed during the period.......      (1,597)              (20)             (1,204)              (5)
                                           --------          --------          ----------          -------
Units outstanding end of period........      54,981            16,127             138,438            3,667
                                           ========          ========          ==========          =======

---------------
 * Includes undistributed net
   investment income of:                   $ 40,092          $      0          $    6,303          $     0
                                           ========          ========          ==========          =======
** Commencement of operations.

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         ------------------------------------------------------------
                                                         FIDELITY VARIABLE INSURANCE
                                                                PRODUCTS FUNDS
                                         ------------------------------------------------------------
                                               VIP III               VIP II              VIP III
                                         GROWTH OPPORTUNITIES     ASSET MANAGER      GROWTH & INCOME
                                              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                         --------------------   -----------------   -----------------
                                            FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD
                                           MARCH 31, 2000*      FEBRUARY 4, 2000*   JANUARY 13, 2000*
                                               THROUGH               THROUGH             THROUGH
                                            APRIL 30, 2000       APRIL 30, 2000      APRIL 30, 2000
                                             (UNAUDITED)           (UNAUDITED)         (UNAUDITED)
                                         --------------------   -----------------   -----------------
From operations:
 Net investment income.................         $    0              $      0           $    6,457
 Net realized gain (loss) on
   investments.........................             (1)                  623               (9,917)
 Net change in unrealized appreciation
   (depreciation) of investments.......            (90)               13,698               71,052
                                                ------              --------           ----------
Net increase (decrease) in net assets
 resulting from operations.............            (91)               14,321               67,592
                                                ------              --------           ----------
From unit transactions:
 Net proceeds from the issuance of
   units...............................          2,231               703,841            5,427,594
 Net asset value of units redeemed or
   used to meet contract obligations...            (10)               (6,431)             (50,206)
                                                ------              --------           ----------
Net increase from unit transactions....          2,221               697,410            5,377,388
                                                ------              --------           ----------
Net increase in net assets.............          2,130               711,731            5,444,980
Net assets beginning of period.........              0                     0                    0
                                                ------              --------           ----------
Net assets end of period*..............         $2,130              $711,731           $5,444,980
                                                ======              ========           ==========
Unit transactions:
Units outstanding beginning of
 period................................              0                     0                    0
Units issued during the period.........            223                70,645              567,662
Units redeemed during the period.......             (1)                 (628)              (5,140)
                                                ------              --------           ----------
Units outstanding end of period........            222                70,017              562,522
                                                ======              ========           ==========
---------------
 * Includes undistributed net
   investment income of:                        $    0              $      0           $    6,457
                                                ======              ========           ==========
** Commencement of operations.

                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         -----------------------------------------------------

                                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         -----------------------------------------------------
                                                       EQUITY                      FIXED
                                                       GROWTH                      INCOME
                                                     SUBACCOUNT                  SUBACCOUNT
                                         ----------------------------------   ----------------
                                           FOR THE                             FOR THE PERIOD
                                         PERIOD ENDED     FOR THE PERIOD      JANUARY 6, 2000*
                                          APRIL 30,     DECEMBER 8, 1999**        THROUGH
                                             2000             THROUGH          APRIL 30, 2000
                                         (UNAUDITED)     DECEMBER 31, 1999      (UNAUDITED)
                                         ------------   -------------------   ----------------
From operations:
 Net investment income.................    $      0          $  4,239            $        0
 Net realized gain (loss) on
   investments.........................          87                 0                    78
 Net change in unrealized appreciation
   (depreciation) of investments.......       9,926             4,904                53,429
                                           --------          --------            ----------
Net increase (decrease) in net assets
 resulting from operations.............      10,013             9,143                53,507
                                           --------          --------            ----------
From unit transactions:
 Net proceeds from the issuance of
   units...............................     118,077           121,757             3,572,645
 Net asset value of units redeemed or
   used to meet contract obligations...      (1,555)             (188)               (7,218)
                                           --------          --------            ----------
Net increase from unit transactions....     116,522           121,569             3,565,427
                                           --------          --------            ----------
Net increase in net assets.............     126,535           130,712             3,618,934
Net assets beginning of period.........     130,712                 0                     0
                                           --------          --------            ----------
Net assets end of period*..............    $257,247          $130,712            $3,618,934
                                           ========          ========            ==========
Unit transactions:
Units outstanding beginning of
 period................................      12,171                 0                     0
Units issued during the period.........      10,833            12,190               357,265
Units redeemed during the period.......        (142)              (19)                 (714)
                                           --------          --------            ----------
Units outstanding end of period........      22,862            12,171               356,551
                                           ========          ========            ==========
---------------
 * Includes undistributed net
   investment income of:                   $  4,239          $  4,239            $        0
                                           ========          ========            ==========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ----------------------------------------------------------------------
                                                                    JANUS ASPEN SERIES
                                          ----------------------------------------------------------------------
                                                     AGGRESSIVE                            FLEXIBLE
                                                       GROWTH                               INCOME
                                                     SUBACCOUNT                           SUBACCOUNT
                                          ---------------------------------   ----------------------------------
                                            FOR THE                             FOR THE
                                          PERIOD ENDED     FOR THE PERIOD     PERIOD ENDED     FOR THE PERIOD
                                           APRIL 30,     DECEMBER 8, 1999**    APRIL 30,     DECEMBER 27, 1999**
                                              2000            THROUGH             2000             THROUGH
                                          (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)     DECEMBER 31, 1999
                                          ------------   ------------------   ------------   -------------------
From operations:
 Net investment income..................    $      0          $      0          $      0           $   437
 Net realized gain (loss) on
   investments..........................       1,793                 2              (124)                0
 Net change in unrealized appreciation
   (depreciation) of investments........     (47,216)           24,479               376              (425)
                                            --------          --------          --------           -------
Net increase (decrease) in net assets
 resulting from operations..............     (45,423)           24,481               252                12
                                            --------          --------          --------           -------
From unit transactions:
 Net proceeds from the issuance of
   units................................     582,469           228,583           134,770            12,891
 Net asset value of units redeemed or
   used to meet contract obligations....     (10,065)             (282)           (3,385)                0
                                            --------          --------          --------           -------
Net increase from unit transactions.....     572,404           228,301           131,385            12,891
                                            --------          --------          --------           -------
Net increase in net assets..............     526,981           252,782           131,637            12,903
Net assets beginning of period..........     252,782                 0            12,903                 0
                                            --------          --------          --------           -------
Net assets end of period*...............    $779,763          $252,782          $144,540           $12,903
                                            ========          ========          ========           =======
Unit transactions:
Units outstanding beginning of period...      22,352                 0             1,289                 0
Units issued during the period..........      50,247            22,380            13,576             1,289
Units redeemed during the period........        (924)              (28)             (436)                0
                                            --------          --------          --------           -------
Units outstanding end of period.........      71,675            22,352            14,429             1,289
                                            ========          ========          ========           =======
---------------
 * Includes undistributed net investment
   income of:                               $      0          $      0          $    437           $   437
                                            ========          ========          ========           =======
** Commencement of operations.

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -----------------------------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES
                                          -----------------------------------------------------------------------------------------
                                                                                          WORLDWIDE                    CAPITAL
                                                 INTERNATIONAL STOCK                       GROWTH                   APPRECIATION
                                                     SUBACCOUNT                          SUBACCOUNT                  SUBACCOUNT
                                          ---------------------------------   ---------------------------------   -----------------
                                            FOR THE                             FOR THE                            FOR THE PERIOD
                                          PERIOD ENDED     FOR THE PERIOD     PERIOD ENDED     FOR THE PERIOD     FEBRUARY 4, 2000*
                                           APRIL 30,     DECEMBER 2, 1999**    APRIL 30,     DECEMBER 2, 1999**        THROUGH
                                              2000            THROUGH             2000            THROUGH          APRIL 30, 2000
                                          (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)    DECEMBER 31, 1999       (UNAUDITED)
                                          ------------   ------------------   ------------   ------------------   -----------------
From operations:
 Net investment income..................    $     0            $    0          $        0         $      0            $      0
 Net realized gain (loss) on
   investments..........................         99                 0               8,241                9                  10
 Net change in unrealized appreciation
   (depreciation) of investments........        202               493             (98,664)           7,000                 641
                                            -------            ------          ----------         --------            --------
Net increase (decrease) in net assets
 resulting from operations..............        301               493             (90,423)           7,009                 651
                                            -------            ------          ----------         --------            --------
From unit transactions:
 Net proceeds from the issuance of
   units................................     30,651             3,366           1,967,705          110,815             114,929
 Net asset value of units redeemed or
   used to meet contract obligations....       (294)               (8)            (21,397)            (102)               (676)
                                            -------            ------          ----------         --------            --------
Net increase from unit transactions.....     30,357             3,358           1,946,308          110,713             114,253
                                            -------            ------          ----------         --------            --------
Net increase in net assets..............     30,658             3,851           1,855,885          117,722             114,904
Net assets beginning of period..........      3,851                 0             117,722                0                   0
                                            -------            ------          ----------         --------            --------
Net assets end of period*...............    $34,509            $3,851          $1,973,607         $117,722            $114,904
                                            =======            ======          ==========         ========            ========
Unit transactions:
Units outstanding beginning of period...        317                 0              10,224                0                   0
Units issued during the period..........      2,443               318             157,670           10,234              11,439
Units redeemed during the period........        (41)               (1)             (1,776)             (10)                (68)
                                            -------            ------          ----------         --------            --------
Units outstanding end of period.........      2,719               317             166,118           10,224              11,371
                                            =======            ======          ==========         ========            ========
---------------
 * Includes undistributed net investment
   income of:                               $     0            $    0          $        0         $      0            $      0
                                            =======            ======          ==========         ========            ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty seven Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc. , the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). Thirty-six of the thirty seven subaccounts of the CSVUL commenced operations during 1997 through April 2000. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended April 30, 2000 aggregated $1,564,766.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares of acquired and proceeds from shares redeemed, during the period ended April 30, 2000 were as follows:

CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS

                                                  COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
                                                  -----------------------   -----------------------------
MONY Series Fund, Inc.
  Money Market Portfolio........................        $24,612,123                  $38,344,747
  Intermediate Term Bond Portfolio..............          1,509,286                       82,611
  Long Term Bond Portfolio......................          2,035,407                      336,107
  Government Securities Portfolio...............            263,455                       35,220

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                  COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
                                                  -----------------------   -----------------------------
Enterprise Accumulation Trust
  Equity Portfolio..............................        $   843,877                  $    53,936
  Small Company Value Portfolio.................            109,677                       11,953
  Managed Portfolio.............................             42,283                       26,382
  International Growth Portfolio................            219,665                       17,154
  High Yield Bond Portfolio.....................            849,068                      318,303
  Small Company Growth Portfolio................            116,863                        1,808
  Growth Portfolio..............................            106,420                          541

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio................            664,598                      127,423
  Small Company Stock Portfolio.................             77,469                      104,178
  Stock Index Fund..............................          4,692,459                      614,602
  Socially Responsible Growth Fund, Inc.........              1,721                        1,210

Van Eck Worldwide Insurance Trust
  Hard Assets Portfolio.........................              1,752                          219
  Worldwide Bond Portfolio......................             22,166                          940
  Worldwide Emerging Markets Portfolio..........             27,592                       15,053

T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio.......................            212,521                       90,906
  Prime Reserve Portfolio.......................              2,689                          646
  International Stock Portfolio.................            398,149                        8,950
  Limited Term Portfolio........................             32,711                           29
  New America Growth Portfolio..................             58,763                       19,853
  Personal Strategy Balance Portfolio...........            367,333                       12,111

Fidelity Variable Insurance Product Funds
  VIP Growth Portfolio..........................            519,252                       19,496
  VIP II Contrafund Portfolio...................          1,495,861                       60,420
  VIP III Growth Opportunities Portfolio........              2,231                           10
  VIP II Asset Manager Portfolio................            731,758                       34,348
  VIP III Growth & Income Portfolio.............          5,642,817                      258,973

Janus Aspen Series
  Aggressive Growth Portfolio...................            583,435                       11,031
  Flexible Income Portfolio.....................            135,769                        4,385
  International Growth Portfolio................             30,872                          515
  Worldwide Growth Portfolio....................          2,033,718                       87,410
  Capital Appreciation Portfolio................            114,942                          689

The Universal Institutional Funds, Inc.
  Equity Growth Portfolio.......................            118,077                        1,555
  Fixed Income Portfolio........................          3,572,645                        7,218

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                      MARCH 31, 2000 AND DECEMBER 31, 1999

                                                              MARCH 31,   DECEMBER 31,
                                                                2000          1999
                                                              ---------   ------------
                                                                  ($ IN MILLIONS)
                                        ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $1,017.8      $1,048.8
Mortgage loans on real estate...............................     165.7         165.0
Policy loans................................................      62.8          58.8
Real estate.................................................       7.1           6.9
Other invested assets.......................................       2.5           2.3
                                                              --------      --------
                                                               1,255.9       1,281.8
                                                              --------      --------
Cash and cash equivalents...................................      37.9          28.9
Accrued investment income...................................      21.2          20.4
Amounts due from reinsurers.................................      18.0          18.6
Deferred policy acquisition costs...........................     431.5         406.4
Current federal income taxes receivable.....................       5.4           2.3
Other assets................................................      21.8          24.9
Separate account assets.....................................   4,391.6       4,387.2
                                                              --------      --------
          Total assets......................................  $6,183.3      $6,170.5
                                                              ========      ========
                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  125.1      $  123.4
Policyholders' account balances.............................   1,122.4       1,154.1
Other policyholders' liabilities............................      55.9          54.0
Accounts payable and other liabilities......................     109.3          79.5
Note payable to affiliate (Note 5)..........................      48.5          49.0
Deferred federal income taxes...............................      23.9          19.4
Separate account liabilities................................   4,391.6       4,387.2
                                                              --------      --------
          Total liabilities.................................   5,876.7       5,866.6
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................       2.5           2.5
Capital in excess of par....................................     199.7         199.7
Retained earnings...........................................     112.4         109.0
Accumulated other comprehensive loss........................      (8.0)         (7.3)
                                                              --------      --------
          Total shareholder's equity........................     306.6         303.9
                                                              --------      --------
          Total liabilities and shareholder's equity........  $6,183.3      $6,170.5
                                                              ========      ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
               THREE-MONTH PERIODS ENDED MARCH 31, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $38.1    $32.5
Premiums....................................................    4.9      1.0
Net investment income.......................................   23.7     24.2
Net realized gains on investments...........................   (0.1)     0.2
Other income................................................    3.3      1.6
                                                              -----    -----
                                                               69.9     59.5
                                                              -----    -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   12.5      9.8
Interest credited to policyholders' account balances........   16.1     16.5
Amortization of deferred policy acquisition costs...........   12.9     10.0
Other operating costs and expenses..........................   23.1     19.0
                                                              -----    -----
                                                               64.6     55.3
                                                              -----    -----
Income before income taxes..................................    5.3      4.2
Income tax expense..........................................    1.9      1.5
                                                              -----    -----
Net income..................................................    3.4      2.7
Other comprehensive loss, net...............................   (0.7)    (3.5)
                                                              -----    -----
Comprehensive income........................................  $ 2.7    $(0.8)
                                                              =====    =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                    THREE-MONTH PERIOD ENDED MARCH 31, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 1999...............   $2.5     $199.7      $109.0        $(7.3)         $303.9
Capital contribution.....................                --                                       --
Comprehensive income:
  Net income.............................                           3.4                          3.4
  Other comprehensive income:
     Unrealized losses on investments,
       net of unrealized gains,
       reclassification adjustments, and
       taxes.............................                                       (0.7)           (0.7)
                                                                                              ------
Comprehensive income.....................                                                        2.7
                                            ----     ------      ------        -----          ------
Balance, March 31, 2000..................   $2.5     $199.7      $112.4        $(8.0)         $306.6
                                            ====     ======      ======        =====          ======

  See accompanying notes to unaudited intermin condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
               THREE-MONTH PERIODS ENDED MARCH 31, 2000 AND 1999

                                                               2000      1999
                                                              -------   -------
                                                               ($ IN MILLIONS)
NET CASH PROVIDED BY/(USED IN) OPERATING ACTIVITIES.........  $   9.7   $ (20.3)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................     56.3      47.2
  Mortgage loans on real estate.............................      3.2       7.7
  Other invested assets.....................................       --       0.5
Acquisitions of investments:
  Fixed maturities..........................................    (29.0)    (89.0)
  Mortgage loans on real estate.............................     (3.7)    (13.9)
  Real estate...............................................     (0.3)     (0.2)
  Other invested assets.....................................     (0.1)     (0.1)
  Policy loans, net.........................................     (4.1)     (1.1)
  Other, net................................................       --      (0.2)
                                                              -------   -------
Net cash provided by/(used in) investing activities.........     22.3     (49.1)
                                                              -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Note payable to affiliate...................................       --      50.5
Repayment of note to affiliate..............................     (0.5)       --
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    467.9     276.4
Return of policyholders' account balances on annuity and
  universal life policies...................................   (490.4)   (248.5)
                                                              -------   -------
Net cash (used in)/provided by financing activities.........    (23.0)     78.4
                                                              -------   -------
Net increase in cash and cash equivalents...................      9.0       9.0
Cash and cash equivalents, beginning of year................     28.9     133.4
                                                              -------   -------
Cash and cash equivalents, end of period....................  $  37.9   $ 142.4
                                                              =======   =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1999 in the Company's 1999 Annual Report on Form 10-K. The results of operations for the three-month period ended March 31, 2000 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or

                     MONY LIFE INSURANCE COMPANY OF AMERICA
entities who have, or at the time of the policy's termination had, an ownership interest in a whole life or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The Company intends to defend itself vigorously against the sole remaining claim. There can be no assurance that the present litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any liability resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At March 31, 2000, the Company had commitments outstanding of $2.7 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such agricultural loans range from 8.65% to 8.81%. There were no commitments outstanding for commercial mortgages as of March 31, 2000. The Company had commitments outstanding to purchase $24.8 million of private fixed maturity securities as of March 31, 2000 with interest rates ranging from 6.2% to 7.9%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of March 31, 2000 is $48.5 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At March 31, 2000 the Company recorded a payable of $5.6 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

MONY Life Insurance Company of America
Administrative Offices
1740 Broadway, New York, NY 10019

[THE MONY GROUP LOGO]
                                 MONY Life Insurance Company of America and MONY
                            Securities Corporation are members of The MONY Group
--------------------------------------------------------------------------------
                                               Form No. 14352 SL (Supp. 9/26/00)
                                               Form No. 14352 SL (Supp. 7/10/00)